INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 6,139	$ 6,025	$ 5,975